Operations and principal activities - Consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operations and principal activities
Total revenues	¥ 1,466,698	$ 200,937	¥ 1,498,029	¥ 1,257,874
Total costs	(567,585)	(77,758)	(544,336)	(393,292)
Total operating expenses	1,523,605	208,733	1,014,740	967,387
(Loss)/Income from non-operations	1,131	155	21,898	8,246
(Loss)/Income before tax	(588,087)	(80,567)	7,869	(87,072)
Income tax benefits/ (expenses)	(905)	(124)	(18,075)	(20,965)
Net (loss)/income	(587,182)	(80,443)	25,944	(66,107)
Net loss attributable to non-controlling interests	2,345	321	4,664	(553)
Net income (loss)	(589,527)	$ (80,764)	21,280	(65,554)
VIEs and VIEs Subsidiaries
Operations and principal activities
Total revenues	1,201,735		1,223,220	1,004,908
Total costs	(726,458)		(668,924)	(490,023)
Total operating expenses	(578,746)		(552,945)	(533,684)
(Loss)/Income from non-operations	(33,536)		931	(7,288)
(Loss)/Income before tax	(137,005)		2,282	(26,087)
Income tax benefits/ (expenses)	(1,246)		7,514	1,969
Net (loss)/income	(138,251)		9,796	(24,118)
Net loss attributable to non-controlling interests	75		3	2,328
Net income (loss)	(138,176)		9,799	(21,790)
VIEs and VIEs Subsidiaries | Third-party
Operations and principal activities
Total revenues	1,173,828		1,203,754	992,705
Total costs	(413,523)		(388,143)	(236,094)
VIEs and VIEs Subsidiaries | Inter-company
Operations and principal activities
Total revenues	27,907		19,466	12,203
Total costs	¥ (312,935)		¥ (280,781)	¥ (253,929)